Revenue Recognition (Details) - VASO CORPORATION [Member] - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue Recognition (Details) [Line Items]
Aggregate transaction price		$ 98,500,000
Contract liabilities	$ 335,000	335,000	$ 481,000,000	$ 407,000,000
Advance of customer acceptance of equipment	33,232,000	33,232,000	30,794,000
Contract liabilities to be repaid	1,198,000	1,198,000	2,577,000
Post-delivery services and varying duration service contracts	7,000	7,000	9,000
Revenues recognized included in our contract liability balance	$ 3,100,000	$ 7,600,000
Previously Reported [Member]
Revenue Recognition (Details) [Line Items]
Contract liabilities			$ 481,000